MERGER WITH FRONTLINE 2012 (Details) $ in Millions	1 Months Ended
	Jul. 31, 2016 vessel	Dec. 31, 2016 vessel	Dec. 16, 2016	Dec. 31, 2015 vessel shares	Nov. 30, 2015 USD ($) vessel shares	Nov. 29, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Total vessels leased in on long-term time charters | vessel		13		15
Share exchange ratio in reverse acquisition					2.55		2.55
Percentage ownership of common stock outstanding						13.00%
Reverse acquisition [Member]
Business Acquisition [Line Items]
Total vessels leased in on long-term time charters | vessel					19
Number of shares issued to existing shareholders of Frontline 2012 in order to maintain combined company shareholdings					77,794,000
Number of shares held by existing shareholders to qualify for reverse acquisition					1
Share exchange ratio in reverse acquisition					2.55
Common stock, shares, issued as merger consideration					583,600,000
Common stock, shares, outstanding in Frontline 2012 prior to reverse acquisition and reverse stock split				249,100,000	249,100,000
Treasury stock (in shares) | $					$ 6.8
Common stock, shares, outstanding that the Company owns in Frontline 2012 prior to merger				13,460,000	13,460,000
Percentage ownership of merged entity from existing shareholders of Frontline					25.40%
Percentage ownership of merged entity from existing shareholders of Frontline 2012					74.60%
Minimum percentage of shareholders voting in favor required for approval of the merger					50.00%
Frontline 2012 Ltd [Member]
Business Acquisition [Line Items]
Percentage ownership of Frontline 2012 common stock outstanding						59.00%
Frontline 2012 Ltd [Member] | Reverse acquisition [Member]
Business Acquisition [Line Items]
Minimum percentage of shareholders voting in favor required for approval of the merger					75.00%
Hemen [Member]
Business Acquisition [Line Items]
Percentage ownership of common stock outstanding			48.40%
Hemen [Member] | Reverse acquisition [Member]
Business Acquisition [Line Items]
Percentage ownership of common stock outstanding					51.70%
Ship Finance International Limited [Member]
Business Acquisition [Line Items]
Total vessels leased in on long-term time charters | vessel				14	15
Percentage ownership of common stock outstanding						28.00%
Percentage ownership of Ship Finance common stock outstanding						37.00%
Ship Finance International Limited [Member] | Reverse acquisition [Member]
Business Acquisition [Line Items]
Percentage ownership of common stock outstanding					7.00%
Front Vanguard [Member]
Business Acquisition [Line Items]
Number of vessels whose lease was terminated | vessel	1